Note 4 - Debt Obligations (Details Textual)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 17, 2016 USD ($) $ / shares shares	Jul. 08, 2016 USD ($) $ / shares shares	Jun. 06, 2016 USD ($)	Jan. 15, 2015 USD ($)	Mar. 26, 2014 USD ($) $ / shares	Nov. 13, 2016 USD ($)	Jan. 31, 2015 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Jun. 30, 2016	Nov. 19, 2013
Interest Expense, Debt					$ 65,000			$ 1,087,578	$ 247,310	$ 1,972,428	$ 564,383	$ 994,671	$ 348,153
Proceeds from Notes Payable													$ 200,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.25
Debt Instrument, Interest Rate, Stated Percentage												12.00%
Derivative Liability, Current								$ 303,880		303,880
Proceeds from Long-term Lines of Credit			$ 300,000							300,000
Line of Credit Facility, Interest Rate at Period End														18.00%	24.00%
Long-term Debt, Gross												$ 3,245,972
Conversion of Line of Credit to 2015 Unit Offering [Member]
Debt Conversion, Original Debt, Amount	$ 250,000
Debt Conversion, Original Debt, Accrued Interest Amount	$ 33,571
One Year Convertible Notes [Member]
Interest Expense, Debt										$ 202,110
Proceeds from Notes Payable		$ 250,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.45
Debt Instrument, Face Amount		$ 280,000
Debt Instrument, Interest Rate, Stated Percentage		3.00%
Convertible Notes Maturing on September 17, 2019 [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.55
Long-term Debt, Gross	$ 283,571
December/January Notes [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 0.25
Proceeds from Issuance of Debt												$ 333,000
Series A Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								4,455,413		4,455,413
Warrants Issued Concurrently With One Year Convertible Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		400,000						400,000		400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.65						$ 0.65		$ 0.65
Class of Warrant or Right, Expiration Term		5 years
Derivative Liability, Current		$ 101,770						$ 303,880		$ 303,880
Warrant Issued in Exchange of Cancelled Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	515,583							515,583		515,583
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.70							$ 0.70		$ 0.70
Warrant Issued in Exchange of December/January Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												1,909,301
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.40
The 2015 Unit Offering [Member]
Minimum Proceeds Required For Stock Registration				$ 3,000,000			$ 3,000,000
Proceeds from Convertible Debt								$ 1,405,000	$ 857,000	$ 1,940,000	$ 1,635,000
Debt Instrument, Interest Rate, Stated Percentage							12.00%					12.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.30
Debt Conversion, Original Debt, Amount										$ 283,571		$ 383,913
Proceeds from Issuance of Debt							$ 133,000					$ 2,671,713
The 2015 Unit Offering [Member] | Subsequent Event [Member]
Proceeds from Convertible Debt						$ 200,000
The 2015 Unit Offering [Member] | Series A Warrant [Member]
Warrant, Convertible Conversion Ratio				1			1
Class of Warrant or Right, Call Provision, Stock Price Threshold, Consecutive Business Days				10 days			10 years